WARRANTS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Expected term	7 years 9 months 22 days	8 years 6 months 11 days
WarrantExercisableOne [Member]
Shares issued		220,000
Exercise price		0.68
Discount rate		0.91%
Expected term		5 years
Expected volatility		403.00%
Expected dividends		0
WarrantExercisableTwo [Member]
Shares issued		1,497,122
Exercise price		0.91
Equity Issuance 8 [Member]
Shares issued		216,250
Exercise price		1.40
Equity Issuance 9 [Member]
Shares issued		350,000
Exercise price		1.40
WarrantExercisable Four [Member]
Shares issued		150,000
Exercise price		1.5
Discount rate		0.63%
Expected term		4 years
Expected volatility		420.00%
Expected dividends		0
Equity Issuance 10 [Member]
Shares issued		220,000
Exercise price		1.40
Equity Issuance 11 [Member]
Shares issued		78,700
Equity Issuance 12 [Member]
Shares issued		17,500
Exercise price		2.50
Discount rate		0.109%
Expected term		4 years
Expected volatility		121.00%
Expected dividends		0
Equity Issuance 13 [Member]
Shares issued		295,833
Equity Issuance 14 [Member]
Shares issued		8,480
Exercise price		2.50
Discount rate		0.74%
Expected term		5 years
Expected volatility		134.00%
Expected dividends		0